Cat Financial Financing Activities (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Contractual maturities of outstanding wholesale inventory receivables

Contractual maturities of outstanding wholesale inventory receivables:
(Millions of dollars)	December 31, 2013
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2014	$258	$125	$636	$1,019
2015	106	95	231	432
2016	77	58	150	285
2017	39	31	18	88
2018	17	13	5	35
Thereafter	3	—	—	3
	500	322	1,040	1,862
Guaranteed residual value	—	90	—	90
Unguaranteed residual value	—	35	—	35
Less: Unearned income	(8)	(31)	(3)	(42)
Total	$492	$416	$1,037	$1,945

Contractual maturities of outstanding finance receivables

Contractual maturities of outstanding finance receivables:
(Millions of dollars)	December 31, 2013
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2014	$2,105	$3,234	$3,627	$8,966
2015	1,627	2,183	2,263	6,073
2016	1,093	1,292	1,758	4,143
2017	590	581	1,475	2,646
2018	198	203	669	1,070
Thereafter	26	139	1,070	1,235
	5,639	7,632	10,862	24,133
Guaranteed residual value	—	354	—	354
Unguaranteed residual value	—	486	—	486
Less: Unearned income	(93)	(730)	(89)	(912)
Total	$5,546	$7,742	$10,773	$24,061

Impaired loans and finance leases
Individually impaired loans and finance leases for the Customer portfolio segment were as follows:

	December 31, 2013
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$23	$22	$—
Europe	48	47	—
Asia Pacific	7	7	—
Mining	134	134	—
Latin America	11	11	—
Caterpillar Power Finance	223	222	—
Total	$446	$443	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$13	$13	$4
Europe	20	19	7
Asia Pacific	16	16	2
Mining	—	—	—
Latin America	23	23	6
Caterpillar Power Finance	110	106	51
Total	$182	$177	$70

Total Impaired Loans and Finance Leases
Customer
North America	$36	$35	$4
Europe	68	66	7
Asia Pacific	23	23	2
Mining	134	134	—
Latin America	34	34	6
Caterpillar Power Finance	333	328	51
Total	$628	$620	$70

	December 31, 2012
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$28	$27	$—
Europe	45	45	—
Asia Pacific	2	2	—
Mining	1	1	—
Latin America	7	7	—
Caterpillar Power Finance	295	295	—
Total	$378	$377	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$25	$23	$7
Europe	28	26	11
Asia Pacific	19	19	4
Mining	—	—	—
Latin America	30	30	8
Caterpillar Power Finance	113	109	24
Total	$215	$207	$54

Total Impaired Loans and Finance Leases
Customer
North America	$53	$50	$7
Europe	73	71	11
Asia Pacific	21	21	4
Mining	1	1	—
Latin America	37	37	8
Caterpillar Power Finance	408	404	24
Total	$593	$584	$54

	December 31, 2011
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$83	$80	$—
Europe	47	46	—
Asia Pacific	4	4	—
Mining	8	8	—
Latin America	9	9	—
Caterpillar Power Finance	175	170	—
Total	$326	$317	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$23	$20	$6
Europe	22	21	8
Asia Pacific	9	9	3
Mining	—	—	—
Latin America	19	19	4
Caterpillar Power Finance	85	85	13
Total	$158	$154	$34

Total Impaired Loans and Finance Leases
Customer
North America	$106	$100	$6
Europe	69	67	8
Asia Pacific	13	13	3
Mining	8	8	—
Latin America	28	28	4
Caterpillar Power Finance	260	255	13
Total	$484	$471	$34

	Years ended December 31,
	2013		2012		2011
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$25	$3	$50	$3	$91	$4
Europe	49	1	45	1	11	—
Asia Pacific	4	—	3	—	5	—
Mining	61	3	8	—	8	1
Latin America	11	—	6	—	9	1
Caterpillar Power Finance	271	5	220	2	221	6
Total	$421	$12	$332	$6	$345	$12

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$18	$1	$25	$1	$56	$2
Europe	22	1	27	1	20	—
Asia Pacific	18	1	15	1	11	1
Mining	1	—	—	—	—	—
Latin America	44	2	27	2	11	—
Caterpillar Power Finance	135	1	94	—	61	—
Total	$238	$6	$188	$5	$159	$3

Total Impaired Loans and Finance Leases
Customer
North America	$43	$4	$75	$4	$147	$6
Europe	71	2	72	2	31	—
Asia Pacific	22	1	18	1	16	1
Mining	62	3	8	—	8	1
Latin America	55	2	33	2	20	1
Caterpillar Power Finance	406	6	314	2	282	6
Total	$659	$18	$520	$11	$504	$15

Investment in loans and finance leases on non-accrual status
The investment in customer loans and finance leases on non-accrual status was as follows:

	December 31,
(Millions of dollars)	2013	2012	2011
Customer
North America	$26	$59	$112
Europe	28	38	58
Asia Pacific	50	36	24
Mining	23	12	12
Latin America	179	148	108
Caterpillar Power Finance	119	220	158
Total	$425	$513	$472

Aging related to loans and finance leases
Aging related to loans and finance leases was as follows:

(Millions of dollars)	December 31, 2013
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$37	$12	$24	$73	$6,508	$6,581	$—
Europe	26	15	29	70	2,805	2,875	6
Asia Pacific	54	23	59	136	2,752	2,888	11
Mining	3	—	12	15	2,128	2,143	—
Latin America	54	25	165	244	2,474	2,718	5
Caterpillar Power Finance	55	30	60	145	2,946	3,091	—
Dealer
North America	—	—	—	—	2,283	2,283	—
Europe	—	—	—	—	150	150	—
Asia Pacific	—	—	—	—	583	583	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	748	748	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$229	$105	$349	$683	$23,378	$24,061	$22

(Millions of dollars)	December 31, 2012
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$35	$8	$52	$95	$5,872	$5,967	$—
Europe	23	9	36	68	2,487	2,555	6
Asia Pacific	53	19	54	126	2,912	3,038	18
Mining	—	1	12	13	1,960	1,973	—
Latin America	62	19	138	219	2,500	2,719	—
Caterpillar Power Finance	15	14	126	155	3,017	3,172	4
Dealer
North America	—	—	—	—	2,063	2,063	—
Europe	—	—	—	—	185	185	—
Asia Pacific	—	—	—	—	751	751	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	884	884	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$188	$70	$418	$676	$22,632	$23,308	$28

(Millions of dollars)	December 31, 2011
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$74	$39	$111	$224	$5,378	$5,602	$9
Europe	27	11	57	95	2,129	2,224	10
Asia Pacific	47	23	38	108	2,769	2,877	14
Mining	—	—	12	12	1,473	1,485	—
Latin America	32	15	99	146	2,339	2,485	—
Caterpillar Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	—	—	1,689	1,689	—
Europe	—	—	—	—	57	57	—
Asia Pacific	—	—	—	—	161	161	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	480	480	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$194	$104	$442	$740	$19,240	$19,980	$58

Allowance for credit losses and recorded investment in finance receivables
An analysis of the allowance for credit losses during 2013, 2012 and 2011 was as follows:

(Millions of dollars)	December 31, 2013
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$414	$9	$423
Receivables written off	(179)	—	(179)
Recoveries on receivables previously written off	56	—	56
Provision for credit losses	83	1	84
Other	(9)	—	(9)
Balance at end of year	$365	$10	$375

Individually evaluated for impairment	$70	$—	$70
Collectively evaluated for impairment	295	10	305
Ending Balance	$365	$10	$375

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$628	$—	$628
Collectively evaluated for impairment	19,668	3,765	23,433
Ending Balance	$20,296	$3,765	$24,061

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$360	$6	$366
Receivables written off	(149)	—	(149)
Recoveries on receivables previously written off	47	—	47
Provision for credit losses	157	3	160
Other	(1)	—	(1)
Balance at end of year	$414	$9	$423

Individually evaluated for impairment	$54	$—	$54
Collectively evaluated for impairment	360	9	369
Ending Balance	$414	$9	$423

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$593	$—	$593
Collectively evaluated for impairment	18,831	3,884	22,715
Ending Balance	$19,424	$3,884	$23,308

(Millions of dollars)	December 31, 2011
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$357	$5	$362
Receivables written off	(210)	—	(210)
Recoveries on receivables previously written off	52	—	52
Provision for credit losses	167	1	168
Other	(6)	—	(6)
Balance at end of year	$360	$6	$366

Individually evaluated for impairment	$34	$—	$34
Collectively evaluated for impairment	326	6	332
Ending Balance	$360	$6	$366

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$484	$—	$484
Collectively evaluated for impairment	17,109	2,387	19,496
Ending Balance	$17,593	$2,387	$19,980

Recorded investment of performing and non-performing finance receivables
The recorded investment in performing and non-performing finance receivables was as follows:

(Millions of dollars)	December 31, 2013
	Customer	Dealer	Total
Performing
North America	$6,555	$2,283	$8,838
Europe	2,847	150	2,997
Asia Pacific	2,838	583	3,421
Mining	2,120	1	2,121
Latin America	2,539	748	3,287
Caterpillar Power Finance	2,972	—	2,972
Total Performing	$19,871	$3,765	$23,636

Non-Performing
North America	$26	$—	$26
Europe	28	—	28
Asia Pacific	50	—	50
Mining	23	—	23
Latin America	179	—	179
Caterpillar Power Finance	119	—	119
Total Non-Performing	$425	$—	$425

Performing & Non-Performing
North America	$6,581	$2,283	$8,864
Europe	2,875	150	3,025
Asia Pacific	2,888	583	3,471
Mining	2,143	1	2,144
Latin America	2,718	748	3,466
Caterpillar Power Finance	3,091	—	3,091
Total	$20,296	$3,765	$24,061

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Performing
North America	$5,908	$2,063	$7,971
Europe	2,517	185	2,702
Asia Pacific	3,002	751	3,753
Mining	1,961	1	1,962
Latin America	2,571	884	3,455
Caterpillar Power Finance	2,952	—	2,952
Total Performing	$18,911	$3,884	$22,795

Non-Performing
North America	$59	$—	$59
Europe	38	—	38
Asia Pacific	36	—	36
Mining	12	—	12
Latin America	148	—	148
Caterpillar Power Finance	220	—	220
Total Non-Performing	$513	$—	$513

Performing & Non-Performing
North America	$5,967	$2,063	$8,030
Europe	2,555	185	2,740
Asia Pacific	3,038	751	3,789
Mining	1,973	1	1,974
Latin America	2,719	884	3,603
Caterpillar Power Finance	3,172	—	3,172
Total	$19,424	$3,884	$23,308

(Millions of dollars)	December 31, 2011
	Customer	Dealer	Total
Performing
North America	$5,490	$1,689	$7,179
Europe	2,166	57	2,223
Asia Pacific	2,853	161	3,014
Mining	1,473	—	1,473
Latin America	2,377	480	2,857
Caterpillar Power Finance	2,762	—	2,762
Total Performing	$17,121	$2,387	$19,508

Non-Performing
North America	$112	$—	$112
Europe	58	—	58
Asia Pacific	24	—	24
Mining	12	—	12
Latin America	108	—	108
Caterpillar Power Finance	158	—	158
Total Non-Performing	$472	$—	$472

Performing & Non-Performing
North America	$5,602	$1,689	$7,291
Europe	2,224	57	2,281
Asia Pacific	2,877	161	3,038
Mining	1,485	—	1,485
Latin America	2,485	480	2,965
Caterpillar Power Finance	2,920	—	2,920
Total	$17,593	$2,387	$19,980

Loans and finance receivables modified as TDRs
Loan and finance lease receivables in the Customer portfolio segment modified as TDRs during the years ended December 31, 2013, 2012, and 2011 were as follows:

(Millions of dollars)	Year ended December 31, 2013
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	62	$9	$9
Europe	51	7	7
Asia Pacific	3	1	1
Mining	45	123	123
Latin America	16	2	2
Caterpillar Power Finance [1]	17	153	157
Total [2]	194	$295	$299

	Year ended December 31, 2012
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	98	$15	$15
Europe	21	8	8
Asia Pacific	12	3	3
Mining	—	—	—
Latin America	41	5	5
Caterpillar Power Finance [1]	27	253	253
Total [2]	199	$284	$284

	Year ended December 31, 2011
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	71	$13	$13
Europe	7	44	44
Asia Pacific	—	—	—
Mining	—	—	—
Latin America	12	10	10
Caterpillar Power Finance [1]	35	117	117
Total [2]	125	$184	$184

[1]
During the years ended December 31, 2013, 2012 and 2011, $25 million, $24 million and $15 million, respectively, of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $25 million, $24 million and $15 million of additional funds are not reflected in the table above as no incremental modifications have been made with the borrower during the periods presented. At December 31, 2013, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $6 million.

[2]	Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs with a payment default which had been modified within twelve months prior to the default date
TDRs in the Customer portfolio segment with a payment default during the years ended December 31, 2013, 2012, and 2011 which had been modified within twelve months prior to the default date, were as follows:

(Millions of dollars)	Year ended December 31, 2013		Year ended December 31, 2012		Year ended December 31, 2011
	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	19	$4	49	$4	48	$26
Europe	5	—	—	—	1	1
Asia Pacific	—	—	2	1	—	—
Mining	—	—	—	—	—	—
Latin America	—	—	—	—	7	4
Caterpillar Power Finance	2	3	16	21	14	70
Total	26	$7	67	$26	70	$101